Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable

	December 31, 2020	December 31, 2019
Trade	$23,692	$38,686
Holdbacks	64	7,152
Accrued trade receivables	8,445	13,174
Contract receivables	$32,201	$59,012
Other	4,172	7,734
	$36,373	$66,746